Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Liabilities
10.	Accrued Liabilities

Accrued liabilities consisted of the following:

	March 31, 2013	December 31, 2012
Unfavorable sales contracts	$59	$64
Taxes other than income taxes	50	58
Employee-related costs and benefits	42	45
Interest	8	22
Sales rebates	13	13
Other	6	7

Total	$178	$209

11. Accrued Liabilities

	Successor
	December 31, 2012	December 31, 2011
Unfavorable sales contracts(1)	$64	$—
Taxes other than income taxes(2)	58	5
Employee-related costs and benefits	45	27
Interest	22	1
Sales rebates	13	8
Other	7	5

Total	$209	$46

(1)	In connection with the Transaction, the Company acquired sales contracts at unfavorable market terms, which were valued at $85 million on the Transaction Date. See Note 5.
(2)	Includes transfer taxes incurred as a result of the Transaction and recorded in selling, general and administrative expenses on the Consolidated Statements of Operations.